Cash Flow Information (Details) - Schedule of cash flow information - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
(a) Reconciliation of Net Loss to Net Cash Flows Used In Operations
Net loss	$ (12,847,061)	$ (15,309,353)	$ (13,456,800)
Non-cash items
Depreciation of property and equipment	17,848	18,662	25,988
Depreciation on leased assets	36,366	56,707	86,439
Others	61	(145)
Share-based payment expenses	1,506,122	1,884,763	(12,016)
Foreign exchange (gain)/loss	(2,813,635)	426,782	(262,977)
Total
Changes in assets and liabilities
(Increase)/Decrease in trade and other receivables	(447,684)	(4,216,356)	4,768,176
(Increase)/Decrease in other current assets	(516,176)	(517,617)	53,633
Increase/(Decrease) in trade and other payables	2,604,001	432,905	(648,570)
(Decrease) in other current liabilities			(1,577)
Increase/(Decrease) in provision for employee entitlements	122,884	(106,417)	16,582
Net cash flows used in operating activities	(12,337,274)	(17,330,069)	(9,431,122)
Cash and cash equivalents balance comprises:
cash and cash equivalents on hand	34,806,799	28,115,516	9,196,892
Closing cash and cash equivalents balance	$ 34,806,799	$ 28,115,516	$ 9,196,892